Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Hexcel Corp.	8,505	$634,643
National Presto Industries Inc.	1,963	168,995
Park Aerospace Corp.	20,649	350,826
Teledyne Technologies Inc.(a)	925	304,880

		1,459,344

Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)	9,931	207,657
Forward Air Corp.	6,893	476,789

		684,446

Airlines — 0.1%
Spirit Airlines Inc.(a)	8,589	322,603

Auto Components — 0.2%
Dorman Products Inc.(a)	3,350	241,032
Garrett Motion Inc.(a)	15,632	148,504
Gentex Corp.	8,813	247,205

		636,741

Banks — 1.1%
Atlantic Capital Bancshares Inc.(a)	29,361	547,583
Bank of Hawaii Corp.	3,870	337,890
CBTX Inc.	7,649	219,144
Century Bancorp. Inc./MA, Class A, NVS	2,845	247,543
First Bancshares Inc. (The)	15,399	507,551
Harborone Bancorp Inc.(a)	29,718	303,421
HomeTrust Bancshares Inc.	20,778	554,772
Independent Bank Corp./MI	23,265	523,695
Nicolet Bankshares Inc.(a)	9,603	662,415
Old Line Bancshares Inc.	14,757	432,085

		4,336,099

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,324	495,785
Coca-Cola Consolidated Inc.	860	235,949
MGP Ingredients Inc.	3,064	131,415
National Beverage Corp.(b)	3,699	162,608
Primo Water Corp.(a)	37,092	448,628

		1,474,385

Biotechnology — 0.3%
Aimmune Therapeutics Inc.(a)(b)	9,503	264,374
BioSpecifics Technologies Corp.(a)(b)	6,195	300,024
Myriad Genetics Inc.(a)(b)	7,457	251,077
PDL BioPharma Inc.(a)	104,281	294,072
United Therapeutics Corp.(a)	2,951	265,118

		1,374,665

Building Products — 0.9%
Armstrong World Industries Inc.	5,597	523,488
CSW Industrials Inc.	16,863	1,167,257
Gibraltar Industries Inc.(a)	8,366	445,322
Masonite International Corp.(a)	9,176	563,498
Simpson Manufacturing Co. Inc.	8,614	711,861

		3,411,426

Capital Markets — 0.3%
Diamond Hill Investment Group Inc.	3,852	542,593
Morningstar Inc.	1,653	267,521
Virtu Financial Inc., Class A	20,908	354,600

		1,164,714

Chemicals — 1.1%
Ashland Global Holdings Inc.	7,089	548,476

Security	Shares	Value

Chemicals (continued)
NewMarket Corp.	1,234	$599,095
Sensient Technologies Corp.	4,592	287,275
Valvoline Inc.	59,029	1,259,679
WR Grace & Co.	22,795	1,514,728

		4,209,253

Commercial Services & Supplies — 3.1%
Advanced Disposal Services Inc.(a)(b)	71,011	2,327,741
Brady Corp., Class A, NVS	39,796	2,242,107
Brink’s Co. (The)	4,493	381,725
Ennis Inc.	29,401	575,966
Healthcare Services Group Inc.	18,292	445,593
Heritage-Crystal Clean Inc.(a)(b)	11,580	307,333
IAA Inc.(a)	38,037	1,451,111
KAR Auction Services Inc.	38,040	945,674
Kimball International Inc., Class B, NVS	40,780	830,281
McGrath RentCorp.	4,349	331,872
SP Plus Corp.(a)	14,152	625,094
Stericycle Inc.(a)	10,000	576,000
Viad Corp.	13,980	853,060

		11,893,557

Communications Equipment — 1.8%
Acacia Communications Inc.(a)	5,142	337,624
ADTRAN Inc.	17,514	154,298
Ciena Corp.(a)	56,380	2,092,826
EchoStar Corp., Class A(a)	8,456	329,784
InterDigital Inc.	12,162	652,248
NetScout Systems Inc.(a)	32,815	794,779
ViaSat Inc.(a)	13,905	957,220
Viavi Solutions Inc.(a)	93,270	1,488,589

		6,807,368

Construction & Engineering — 0.2%
Argan Inc.	11,859	448,863
Comfort Systems USA Inc.	4,046	203,959

		652,822

Construction Materials — 0.1%
U.S. Lime & Minerals Inc.	2,583	228,596

Consumer Finance — 0.1%
EZCORP Inc., Class A, NVS(a)(b)	3,888	20,451
FirstCash Inc.	4,533	382,540

		402,991

Containers & Packaging — 1.7%
AptarGroup Inc.	28,669	3,387,242
Berry Global Group Inc.(a)(b)	23,455	973,617
Silgan Holdings Inc.	31,587	971,932
Sonoco Products Co.	18,940	1,092,838

		6,425,629

Distributors — 0.5%
Pool Corp.	8,559	1,775,137

Diversified Consumer Services — 2.8%
Adtalem Global Education Inc.(a)	4,502	134,070
Bright Horizons Family Solutions Inc.(a)	28,649	4,254,950
Career Education Corp.(a)	10,644	150,719
Graham Holdings Co., Class B	4,853	3,055,740
Grand Canyon Education Inc.(a)	8,153	749,750
K12 Inc.(a)	8,674	171,658
Laureate Education Inc., Class A(a)	20,223	312,546
Regis Corp.(a)	13,453	277,132

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Service Corp. International/U.S.	13,465	$612,388
ServiceMaster Global Holdings Inc.(a)	26,256	1,060,217

		10,779,170

Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)(b)	27,295	797,014

Diversified Telecommunication Services — 0.4%
ATN International Inc.	3,251	192,557
GCI Liberty Inc., Class A(a)	21,389	1,496,802

		1,689,359

Electric Utilities — 4.4%
ALLETE Inc.	30,501	2,624,916
El Paso Electric Co.	26,316	1,755,540
Hawaiian Electric Industries Inc.	50,620	2,285,493
IDACORP Inc.	32,064	3,450,727
MGE Energy Inc.	3,022	232,815
PNM Resources Inc.	52,158	2,720,040
Portland General Electric Co.	67,769	3,854,701

		16,924,232

Electronic Equipment, Instruments & Components — 1.1%
Badger Meter Inc.	9,029	521,876
Daktronics Inc.	28,254	193,823
Dolby Laboratories Inc., Class A	12,621	811,909
ePlus Inc.(a)	4,148	324,083
Jabil Inc.	6,854	252,364
National Instruments Corp.	10,954	453,386
OSI Systems Inc.(a)	11,630	1,154,161
Plexus Corp.(a)	5,244	387,742

		4,099,344

Entertainment — 1.3%
Cinemark Holdings Inc.	23,059	843,959
IMAX Corp.(a)(b)	9,941	212,240
Liberty Media Corp.-Liberty Braves, Class A(a)	9,834	290,300
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	40,026	1,177,165
Madison Square Garden Co. (The), Class A(a)	7,326	1,955,456
Zynga Inc., Class A(a)(b)	66,471	410,126

		4,889,246

Equity Real Estate Investment Trusts (REITs) — 16.6%
Agree Realty Corp.	41,822	3,294,319
American Assets Trust Inc.	23,728	1,161,723
American Campus Communities Inc.	26,911	1,345,012
American Homes 4 Rent, Class A	137,945	3,651,404
Americold Realty Trust	74,402	2,982,776
Apartment Investment & Management Co., Class A	45,238	2,482,661
Columbia Property Trust Inc.	8,840	181,397
Cousins Properties Inc.	45,448	1,823,828
CubeSmart	82,233	2,606,786
Douglas Emmett Inc.	25,990	1,125,887
Easterly Government Properties Inc.	65,365	1,458,947
EastGroup Properties Inc.	6,235	835,178
Empire State Realty Trust Inc., Class A	98,786	1,429,433
Equity Commonwealth	135,388	4,356,786
First Industrial Realty Trust Inc.	20,378	858,118
Four Corners Property Trust Inc.	76,040	2,178,546
Gaming and Leisure Properties Inc.	69,824	2,818,097
Healthcare Realty Trust Inc.	88,946	3,092,652
Healthcare Trust of America Inc., Class A	76,097	2,359,007
JBG SMITH Properties	19,934	802,543
Life Storage Inc.	38,431	4,185,904

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LTC Properties Inc.	8,049	$417,341
MGM Growth Properties LLC, Class A	55,526	1,732,966
Monmouth Real Estate Investment Corp.	14,228	214,558
National Health Investors Inc.	6,182	530,354
National Storage Affiliates Trust	35,327	1,207,124
Paramount Group Inc.	18,570	250,138
Physicians Realty Trust	65,883	1,230,036
Piedmont Office Realty Trust Inc., Class A	21,976	493,141
PS Business Parks Inc.	16,685	3,012,477
Rayonier Inc.	6,339	171,026
Rexford Industrial Realty Inc.	40,544	1,949,761
STORE Capital Corp.	103,373	4,186,606
Terreno Realty Corp.	26,155	1,475,404
VICI Properties Inc.	64,002	1,507,247
Washington REIT	7,252	224,957

		63,634,140

Food & Staples Retailing — 1.9%
Casey’s General Stores Inc.	16,624	2,839,546
Performance Food Group Co.(a)	7,857	334,787
PriceSmart Inc.	4,581	339,452
Sprouts Farmers Market Inc.(a)	91,466	1,775,355
U.S. Foods Holding Corp.(a)	29,746	1,180,024
Weis Markets Inc.	18,111	697,092

		7,166,256

Food Products — 4.8%
B&G Foods Inc.	10,222	158,952
Cal-Maine Foods Inc.	34,312	1,368,706
Darling Ingredients Inc.(a)	18,185	350,971
Farmer Bros. Co.(a)	12,723	163,236
Flowers Foods Inc.	139,461	3,029,093
Freshpet Inc.(a)	12,105	632,607
Hostess Brands Inc.(a)	55,901	714,415
J&J Snack Foods Corp.	16,369	3,122,551
John B Sanfilippo & Son Inc.	9,337	990,842
Lancaster Colony Corp.	20,289	2,823,823
Post Holdings Inc.(a)	12,556	1,292,012
Sanderson Farms Inc.	8,735	1,352,265
Seaboard Corp.	268	1,130,716
Tootsie Roll Industries Inc.	20,042	687,040
TreeHouse Foods Inc.(a)(b)	13,245	715,495

		18,532,724

Gas Utilities — 1.7%
New Jersey Resources Corp.	6,158	268,489
Northwest Natural Holding Co.	27,585	1,913,295
ONE Gas Inc.	22,696	2,107,097
Spire Inc.	28,123	2,364,019

		6,652,900

Health Care Equipment & Supplies — 3.5%
AngioDynamics Inc.(a)	17,723	271,162
Atrion Corp.	1,650	1,391,659
CONMED Corp.	11,506	1,265,890
Globus Medical Inc., Class A(a)	17,987	941,979
Haemonetics Corp.(a)	5,533	667,999
Hill-Rom Holdings Inc.	12,061	1,262,666
ICU Medical Inc.(a)	6,313	1,020,244
Integra LifeSciences Holdings Corp.(a)	19,732	1,145,640
LivaNova PLC(a)	11,448	809,717
Masimo Corp.(a)	10,191	1,485,746
Meridian Bioscience Inc.	26,717	261,559

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Mesa Laboratories Inc.	1,600	$364,400
Natus Medical Inc.(a)	11,517	387,893
NuVasive Inc.(a)	6,579	464,083
Orthofix Medical Inc.(a)	20,210	849,426
Wright Medical Group NV(a)	38,461	799,989

		13,390,052

Health Care Providers & Services — 3.7%
Addus HomeCare Corp.(a)	10,270	864,837
Amedisys Inc.(a)	1,734	222,854
Chemed Corp.	8,430	3,320,661
CorVel Corp.(a)	5,253	415,617
Encompass Health Corp.	27,102	1,735,070
Hanger Inc.(a)	23,658	534,907
LHC Group Inc.(a)	13,560	1,504,753
Magellan Health Inc.(a)	3,555	230,720
MEDNAX Inc.(a)	11,589	254,495
National HealthCare Corp.	12,823	1,053,794
National Research Corp.	13,880	797,128
Premier Inc., Class A(a)(b)	60,040	1,956,103
Providence Service Corp. (The)(a)	12,917	825,009
Tivity Health Inc.(a)	24,186	392,055

		14,108,003

Health Care Technology — 0.5%
Computer Programs & Systems Inc.	15,166	349,880
HealthStream Inc.(a)	28,958	812,561
Inovalon Holdings Inc., Class A(a)	29,985	468,665
Vocera Communications Inc.(a)(b)	9,467	188,583

		1,819,689

Hotels, Restaurants & Leisure — 3.1%
BJ’s Restaurants Inc.	8,156	322,896
Bloomin’ Brands Inc.	14,526	287,760
Carrols Restaurant Group Inc.(a)(b)	41,906	298,790
Cheesecake Factory Inc. (The)	8,365	349,573
Choice Hotels International Inc.	7,354	650,682
Cracker Barrel Old Country Store Inc.	10,567	1,643,168
Del Taco Restaurants Inc.(a)(b)	36,187	276,288
Denny’s Corp.(a)	68,923	1,386,731
Dunkin’ Brands Group Inc.	18,365	1,443,856
El Pollo Loco Holdings Inc.(a)(b)	26,634	309,487
Jack in the Box Inc.	19,743	1,658,807
Lindblad Expeditions Holdings Inc.(a)(b)	28,409	447,158
Papa John’s International Inc.	5,142	301,064
Playa Hotels & Resorts NV(a)(b)	47,269	394,223
Ruth’s Hospitality Group Inc.	32,923	677,555
Texas Roadhouse Inc.	10,203	576,470
Twin River Worldwide Holdings Inc.	6,383	160,213
Wendy’s Co. (The)	30,294	641,627
Wingstop Inc.	3,157	263,389

		12,089,737

Household Durables — 0.4%
Helen of Troy Ltd.(a)	4,585	686,650
LGI Homes Inc.(a)	2,705	212,288
Toll Brothers Inc.	20,691	822,881

		1,721,819

Household Products — 0.3%
WD-40 Co.	6,838	1,281,441

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	9,255	1,409,259

Security	Shares	Value

Insurance — 6.8%
Ambac Financial Group Inc.(a)	43,054	$882,607
American National Insurance Co.	2,089	250,638
AMERISAFE Inc.	10,435	662,936
Argo Group International Holdings Ltd.	21,958	1,358,541
Assured Guaranty Ltd.	25,844	1,212,601
Axis Capital Holdings Ltd.	31,452	1,869,192
Brown & Brown Inc.	128,605	4,845,836
Citizens Inc./TX(a)	32,997	219,760
Donegal Group Inc., Class A	14,268	210,025
Employers Holdings Inc.	463	19,603
Enstar Group Ltd.(a)	5,385	1,081,847
Greenlight Capital Re Ltd., Class A(a)(b)	32,336	349,229
Hanover Insurance Group Inc. (The)	17,954	2,364,721
Heritage Insurance Holdings Inc.	14,000	186,480
Independence Holding Co.	5,858	229,048
James River Group Holdings Ltd.	15,592	558,350
National Western Life Group Inc., Class A	2,561	698,129
Old Republic International Corp.	67,957	1,518,159
Safety Insurance Group Inc.	15,793	1,535,080
State Auto Financial Corp.	19,507	645,487
Stewart Information Services Corp.	11,785	482,242
United Fire Group Inc.	18,235	830,057
United Insurance Holdings Corp.	26,154	320,648
Universal Insurance Holdings Inc.	6,795	184,212
White Mountains Insurance Group Ltd.(b)	3,530	3,780,630

		26,296,058

IT Services — 4.7%
Black Knight Inc.(a)	49,912	3,204,350
Booz Allen Hamilton Holding Corp.	42,861	3,016,129
CACI International Inc., Class A(a)	5,623	1,258,146
Cass Information Systems Inc.	5,682	325,635
CoreLogic Inc.(a)	10,497	425,024
CSG Systems International Inc.	6,451	371,836
Euronet Worldwide Inc.(a)	2,942	412,086
EVERTEC Inc.	10,429	319,023
ExlService Holdings Inc.(a)	25,483	1,774,381
Hackett Group Inc. (The)	28,163	476,236
MAXIMUS Inc.	47,406	3,637,936
NIC Inc.	42,978	1,010,843
Perficient Inc.(a)(b)	10,829	424,497
Sykes Enterprises Inc.(a)	29,365	907,232
Tucows Inc., Class A(a)	10,717	595,222

		18,158,576

Leisure Products — 0.5%
Acushnet Holdings Corp.	24,095	685,503
American Outdoor Brands Corp.(a)(b)	21,230	150,308
Callaway Golf Co.	36,454	737,100
Sturm Ruger & Co. Inc.	10,354	473,799

		2,046,710

Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Class A(a)	1,017	337,258
Bio-Techne Corp.	2,508	522,090

		859,348

Machinery — 1.4%
Alamo Group Inc.	4,741	507,571
Blue Bird Corp.(a)	13,344	260,742
ESCO Technologies Inc.	14,438	1,219,867
Lindsay Corp.	3,960	373,864
Nordson Corp.	1,930	302,643

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	20,573	$1,586,795
TriMas Corp.(a)	14,183	458,395
Woodward Inc.	4,838	516,021

		5,225,898

Media — 1.6%
AMC Networks Inc., Class A(a)	14,219	619,237
Cable One Inc.	2,902	3,846,224
Emerald Expositions Events Inc.	15,473	150,398
Hemisphere Media Group Inc.(a)	19,479	251,474
Loral Space & Communications Inc.(a)	13,277	530,947
MSG Networks Inc., Class A(a)	16,430	266,330
New York Times Co. (The), Class A	13,531	418,108

		6,082,718

Metals & Mining — 2.8%
Coeur Mining Inc.(a)	227,564	1,256,153
Hecla Mining Co.	540,581	1,243,336
McEwen Mining Inc.(a)(b)	311,622	520,409
Royal Gold Inc.	68,509	7,908,679

		10,928,577

Mortgage Real Estate Investment — 7.9%
AG Mortgage Investment Trust Inc.	22,486	351,681
Anworth Mortgage Asset Corp.	111,082	379,901
Apollo Commercial Real Estate Finance Inc.	126,750	2,319,525
Arbor Realty Trust Inc.	70,021	956,487
ARMOUR Residential REIT Inc.	65,719	1,099,479
Blackstone Mortgage Trust Inc., Class A	130,907	4,751,924
Capstead Mortgage Corp.	95,874	741,106
Chimera Investment Corp.	48,345	979,470
Dynex Capital Inc.	26,621	430,195
Granite Point Mortgage Trust Inc.	56,824	1,056,926
Invesco Mortgage Capital Inc.	60,923	958,928
KKR Real Estate Finance Trust Inc.	29,847	598,432
Ladder Capital Corp.	35,986	621,478
MFA Financial Inc.	249,522	1,893,872
New Residential Investment Corp.	24,905	394,495
New York Mortgage Trust Inc.	207,597	1,299,557
PennyMac Mortgage Investment Trust(c)	66,997	1,533,561
Ready Capital Corp.	34,943	553,148
Redwood Trust Inc.	107,572	1,757,727
Starwood Property Trust Inc.	159,910	3,933,786
TPG RE Finance Trust Inc.	44,282	895,825
Two Harbors Investment Corp.	198,924	2,759,076

		30,266,579

Multi-Utilities — 1.7%
Avista Corp.	55,518	2,666,530
Black Hills Corp.	7,924	624,649
NorthWestern Corp.	31,204	2,262,914
Unitil Corp.	15,131	942,207

		6,496,300

Multiline Retail — 0.1%
Big Lots Inc.	11,495	249,097

Oil, Gas & Consumable Fuels — 0.2%
Arch Coal Inc., Class A	5,273	415,987
Contura Energy Inc.(a)	440	10,094
Par Pacific Holdings Inc.(a)(b)	11,702	265,050
Peabody Energy Corp.	1,385	14,584
Renewable Energy Group Inc.(a)	11,683	190,900

		896,615

Security	Shares	Value

Personal Products — 0.7%
Edgewell Personal Care Co.(a)	5,941	$207,935
Herbalife Nutrition Ltd.(a)	24,148	1,078,691
Inter Parfums Inc.	10,665	825,791
USANA Health Sciences Inc.(a)	6,939	514,249

		2,626,666

Pharmaceuticals — 0.2%
Innoviva Inc.(a)	34,155	396,881
Phibro Animal Health Corp., Class A	22,786	545,953

		942,834

Professional Services — 2.0%
CBIZ Inc.(a)(b)	58,448	1,599,722
Exponent Inc.	35,941	2,283,332
FTI Consulting Inc.(a)	8,790	956,967
Huron Consulting Group Inc.(a)	8,710	576,080
ICF International Inc.	20,970	1,796,919
Kelly Services Inc., Class A, NVS	14,436	346,608

		7,559,628

Real Estate Management & Development — 0.2%
FRP Holdings Inc.(a)	4,599	238,136
St. Joe Co. (The)(a)(b)	40,523	751,702

		989,838

Road & Rail — 1.2%
Heartland Express Inc.	50,298	1,051,228
Landstar System Inc.	20,500	2,319,575
Werner Enterprises Inc.	34,437	1,256,951

		4,627,754

Semiconductors & Semiconductor Equipment — 0.3%
Mellanox Technologies Ltd.(a)	9,368	1,055,774

Software — 2.7%
Agilysys Inc.(a)	22,514	567,128
ChannelAdvisor Corp.(a)	29,685	279,336
Cision Ltd.(a)(b)	51,949	523,126
CommVault Systems Inc.(a)	17,109	849,804
j2 Global Inc.	8,378	795,575
LogMeIn Inc.	6,348	416,937
MicroStrategy Inc., Class A(a)	9,222	1,413,271
Model N Inc.(a)	26,489	789,107
Progress Software Corp.	8,917	355,610
SPS Commerce Inc.(a)	15,838	835,771
Teradata Corp.(a)	10,786	322,825
Tyler Technologies Inc.(a)	10,836	2,909,683
Verint Systems Inc.(a)	4,820	218,780

		10,276,953

Specialty Retail — 1.2%
American Eagle Outfitters Inc.	10,010	153,954
America’s Car-Mart Inc./TX(a)	7,137	649,396
AutoNation Inc.(a)(b)	5,270	267,980
Children’s Place Inc. (The)	2,590	212,147
Dick’s Sporting Goods Inc.	5,419	210,962
Hibbett Sports Inc.(a)	9,868	235,450
Lithia Motors Inc., Class A	1,717	270,393
Monro Inc.	3,568	250,152
Murphy USA Inc.(a)	6,238	735,647
Rent-A-Center Inc./TX	25,445	658,262
Urban Outfitters Inc.(a)(b)	17,757	509,626
Winmark Corp.	2,963	533,340

		4,687,309

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	3,434	$344,224
Columbia Sportswear Co.	24,025	2,173,061
Crocs Inc.(a)	8,641	302,349
Deckers Outdoor Corp.(a)	7,182	1,098,128

		3,917,762

Thrifts & Mortgage Finance — 1.7%
Columbia Financial Inc.(a)(b)	64,719	1,067,216
Flagstar Bancorp. Inc.	28,988	1,053,424
Kearny Financial Corp./MD	98,882	1,387,314
Meridian Bancorp. Inc.	56,808	1,111,165
OceanFirst Financial Corp.	18,843	450,913
Oritani Financial Corp.	45,313	845,541
Waterstone Financial Inc.	28,808	536,693

		6,452,266

Tobacco — 0.1%
Universal Corp./VA	8,707	477,144

Trading Companies & Distributors — 0.4%
Kaman Corp.	26,278	1,541,730

Water Utilities — 0.3%
American States Water Co.	8,055	766,272
Aqua America Inc.	7,594	344,236
SJW Group	3,143	227,396

		1,337,904

Wireless Telecommunication Services — 0.3%
Spok Holdings Inc.	20,364	242,332
Telephone & Data Systems Inc.	21,055	549,325

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	15,030	$559,416

		1,351,073

Total Common Stocks — 99.8% (Cost: $367,843,720)		383,595,272

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	8,486,394	8,490,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	620,000	620,000

		9,110,637

Total Short-Term Investments — 2.4% (Cost: $9,110,022)		9,110,637

Total Investments in Securities — 102.2% (Cost: $376,953,742)		392,705,909

Other Assets, Less Liabilities — (2.2)%		(8,434,895)

Net Assets — 100.0%		$384,271,014

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,690,266	3,796,128	(a)	—	8,486,394	$8,490,637	$4,902	(b)	$(15)	$22
BlackRock Cash Funds: Treasury, SL Agency Shares	275,000	345,000	(a)	—	620,000	620,000	3,101		—	—
PennyMac Mortgage Investment Trust	36,621	33,916		(3,540)	66,997	1,533,561	28,512		11,304	42,211

						$10,644,198	$36,515		$11,289	$42,233

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$383,595,272	$—	$—	$383,595,272
Money Market Funds	9,110,637	—	—	9,110,637

	$392,705,909	$—	$—	$392,705,909

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares